Other Assets - Changes in Amortized MSRs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Changes in amortized mortgage servicing rights
Balance at beginning of year	$ 25,191	$ 13,278
Originations	1,786	1,237
Purchases		14,579
Amortization	(5,542)	(3,903)
Balance at end of year	21,435	25,191
Fair value of amortized MSRs at end of year	29,676	31,807
Balance of loans serviced for others	3,220,865	3,570,912
Impairment of MSRs recorded	$ 0	$ 0